Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of weighted average shares used in the calculation of basic and dilutive earnings per share
Weighted average number of common shares used in computing basic net income per common share	7,502,496	7,593,969	7,593,969
Effect of ESOP shares	(130,829)	(126,573)	(108,596)
Adjusted weighted average number of common shares used in computing basic net income per common share	7,371,667	7,467,396	7,485,373
Effect of dilutive stock options
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,371,667	7,467,396	7,485,373